Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,678,156	$ 2,283,262	$ 76,373
Receivables, net of allowance (Note 5)	123,617	464,873	34,180
Deferred financing costs (Note 3)	174,813	398,276
Prepaids	377,926	18,225	21,558
Total current assets	2,354,512	3,164,636	132,111
Restricted deposit (Note 6)	9,068	8,851	8,853
Deposits	100,000	98,393	99,998
Property and equipment (Note 7)	326,945	481,861	730,560
Goodwill	6,580,660
Intangible assets (Note 10)	9,172,507	1,737,416	2,140,375
Total Assets	18,543,692	5,491,157	3,111,897
Current liabilities
Accounts payable and accrued liabilities (Note 11 and 14)	832,399	1,459,707	750,889
Deferred revenue	193,504
Notes payable - Related Party (Note 12)	2,107,668	2,290,798
Lease liability (Note 19)	239,323	209,137	252,789
Current liabilities	3,372,894	3,959,642	1,003,678
Non-current liabilities
Lease liability (Note 19)	128,560	432,114	612,287
Warrant liability (Note 13)	361,055
Notes payable - Related Party (Note 12)	678,515	2,237,751	3,706,518
Total liabilities	4,541,024	6,629,507	5,322,483
Share capital (Note 13)
Common shares	110,226,715	82,046,672	74,639,357
Commitment to issue shares (Note 13)	2,703,326
Class “A” shares	28,247	28,247	28,247
Share subscriptions received in advance			230,947
Reserves (Note 13)	10,661,294	8,663,301	7,409,092
Cumulative translation adjustment		(86,609)	31,020
Deficit	(100,995,334)	(86,596,261)	(80,820,208)
Equity (Deficit) total	22,624,249	4,055,351	1,518,455
Non-controlling interest (Note 8)	(8,621,581)	(5,193,701)	(3,729,041)
Total Equity	14,002,668	(1,138,350)	(2,210,586)
Total Liabilities and Equity	$ 18,543,692	$ 5,491,157	$ 3,111,897